OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2013
OTHER CURRENT ASSETS [Abstract]
OTHER CURRENT ASSETS

3. OTHER CURRENT ASSETS

On October 23, 2013 the Company entered into an office building lease with purchase option, the lease is for the Company's corporate office in Longwood, Florida. The Company has the option to purchase the building at the end of the 6 months lease term for a total purchase price of $430,000 less the non-refundable deposit that was paid on the lease initiation. The amount of the deposit and prepaid lease amounted to $112,000 as of December 31, 2013.